Accounts payable and accrued liabilities (Tables)	6 Months Ended
Apr. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts payable and accrued liabilities

	April 30, 2022	October 31, 2021
	$	$
Trade payables	20,979,006	9,447,394
Accrued fixed Assets	15,050,873	2,074,681
Accrued expenses	4,827,190	4,378,073
Accrued compensation	4,301,422	2,800,968
	45,158,491	18,701,116